Leases - Schedule of Operating Lease (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Leases [Abstract]
Operating cash flows used in operating leases	¥ 373,230
Right-of-use assets obtained in exchange for new lease obligations, operating leases	¥ 643,722
Weighted average remaining lease term, operating leases	4 years 7 months 2 days
Weighted average discount rate, operating lease	7.46%